June 30, 1999

Semi-Annual

Report

Calvert First
Government Money Market Fund

Table of Contents

President's Letter
1

Portfolio
Manager Remarks
2

Statement of
Net Assets
4

Statement of Operations
7

Statements of Changes in Net Assets
8

Notes to
Financial Statements
10

Financial Highlights
13

Shareholder Meeting Update
16

Year 2000 Update
17

Dear Shareholders:

  Here is your semi-annual report for the
six-month period ending June 30, 1999. For the most current information regarding the performance of your fund, please visit our recently redesigned Web site at www.calvertgroup.com.

In reviewing our recently redesigned Web site, you will see that we now offer more interactive information tools to help you make the most informed investment decisions.
At www.calvertgroup.com you will find fund performance, profiles and literature, as well as a rich array of information on socially responsible and tax free investing.
Our site also includes company profiles, issues briefs and our award winning "Know
What You Own(R)" service.

Of special note, we have taken online
disclosure a step further this month by
publishing the entire portfolio holdings for each of our equity funds. Calvert Group is the first mutual fund family to provide a complete listing of holdings on a monthly basis.

Of course, knowing how a fund has performed is as important as knowing the companies that are in a Portfolio. I'm pleased to report that a significant number of our funds have received a three-star or better
Morningstar rating
for their performance over the past three years. For performance over the same time frame, two funds -- Calvert Income
Fund and Calvert Tax-Free Reserves Limited
Term Portfolio -- received Morningstar's superlative five-star rating.1 More detail about your fund's performance is included in this report.

As always, we encourage investors to make decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives without exposing you to undue levels of risk.

We appreciate your investment in Calvert
Group funds and look forward to providing competitive returns in the future.

Sincerely,




Barbara J. Krumsiek
President and CEO
July 20, 1999

1 A Morningstar five-star ranking indicates that the fund is in the top 10% of all investment companies in a category, a four star ranking indicates that the fund is in the next 22.5%, and a three-star ranking is in the middle 35%.

Laurie Webster is a member of the CAMCO
portfolio management team.
Calvert First Government Money Market Fund seeks to earn the highest possible yield consistent with safety, liquidity and preservation of capital.

Fund
Information

asset allocation
taxable
money market

NASDAQ symbol
FVRXX

CUSIP number
131557-10-8
Calvert First Government Money Market Fund

How did the Fund perform?
For the semi-annual period ending June 30, 1999, the Fund returned 2.04% (Class O) versus 2.09% for the Lipper US Government
Money Market Funds Average.

How would you characterize the investment climate over the past six months?
At the start of the year the economy was growing at a fast pace, the stock market continued to outperform all other markets, and inflation appeared to remain low. The bond markets meanwhile focused on the crisis occurring in both Brazil and Japan. Treasury paydowns were expected to keep yields on bonds under control. The Fed, while watchful, had no bias towards a rate move at the time.
As the first quarter progressed however, strong economic numbers combined with rapidly rising Japanese rates pushed the bond market higher. Concerns over Fed tightening became clear as Chairman Alan
Greenspan began making comments suggesting a tightening bias. The yield on the one-year
Treasury
bill increased 50 basis points. Expectations of higher rates were built into the money market curve as well and the curve steepened.

By May, talk of more than one rate hike was driving the markets higher.
While inflation and unemployment levels
remained low, consumer spending soared and purchasing managers' surveys (for manufacturing purchases) rose. Inflation fears continued to plague the markets. The question was no longer if, but when and how many rate hikes would be needed. One year treasury levels reached over 5.00%.
In June, Greenspan announced a 25 basis
point rate hike (which was expected), and an end to the tightening bias (which was unexpected). Market participants interpreted this as a sign that the Fed felt inflation was still under control and that the economic pace, while robust, was not threatening. Yields on short-term instruments plunged and remain uncertain at this time.


What was your strategy during this period?
At the start of the first quarter the Fund was structured in a neutral stance with an average maturity slightly lower than its peers. However, when rates started moving higher in mid-February, we extended our maturity over 25% to take advantage of higher short-term rates, thereby locking in higher yields for the Fund. Anticipating the June Fed meeting, maturities were shortened, and the Fund realized some gains. Moving into the second half of the year, we remain watchful for any signs of increasing rates and buying opportunities.

What is your outlook?
Looking forward, we believe that the markets will continue to watch for any signs of inflation. Additional strength in any economic numbers reported will have to be weighed against possible global crisis and continued paydown fundamentals in the treasury market. Trading ranges should remain tight for the near future, although we expect to see rates rise sometime toward the later half of the year. Accordingly, we will maintain a neutral posture until a clear breakout occurs in either direction.

July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions.
While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.



Comparative Month-End Yields
Calvert             IBC's
         First Government       Government
             Money Market       Money Market
                  Class O         Averages
6.30.99                              3.94%
4.12%
5.31.99                              3.93%
4.12%
4.30.99                              4.00%
4.14%
3.31.99                              4.06%
4.17%
2.28.99                              4.29%
4.16%
1.31.99                              4.28%
4.21%
12.31.98                             4.44%
4.28%

Total returns assume reinvestment of
dividends. Performance information
represents the value of an investment in Class O shares. The value of an investment in Class B, C, I or T shares would be different. Past performance is no guarantee of future results. Sources:
IBC's Money Fund Report, IBC Financial Data
Inc. and Lipper Analytical Services, Inc.

Portfolio
Statistics

weighted
average maturity
6.30.99                  38 days
12.31.98                 46 days

credit quality
distribution

as of 6.30.99

The Fund invests solely in debt obligations issued or guaranteed by the
United States, its agencies or
instrumentalities, assignments of interest in such obligations and commitments to purchase such obligations ("U.S. Government-backed obligations"). The Fund may invest in U.S.
Government-backed obligations subject to repurchase agreements with the recognized securities dealers and banks.

Class O
average annual
total return

as of 6.30.99
1 year              4.48%
5 year              4.83%
10 year                    4.90%
inception           7.35%
(12.07.76)

Statement of Net Assets
June 30, 1999

U.S. Government          Principal
Agency Obligations - 46.4%          Amount
Value
Federal Home Loan Bank:
  4.98%, 4/14/00         $5,000,000 $4,999
,213
  5.01%, 4/28/00         5,000,000 4,998,020
Federal Home Loan Mortgage Corporation,
Discount Notes:
  4.81%, 7/15/99         10,000,000 9,981,
294
  4.72%, 8/9/99          8,000,000 7,959,093
4.72%, 8/13/99           2,000,000 1,988,724
  4.74%, 9/8/99          4,200,000 4,161,843
4.81%, 9/8/99            6,580,000 6,519,338
4.74%, 9/10/99           5,369,000 5,318,809
4.557%, 9/24/99          5,000,000 4,946,202
  4.74%, 9/24/99         7,000,000 6,921,658
4.73%, 10/1/99           7,000,000 6,915,386
5.24%, 6/2/00            5,000,000 4,754,739
Federal National Mortgage Association:
  5.79%, 10/12/99        5,700,000 5,714,110
5.83%, 11/12/99          10,000,000 10,024
,700   Federal National Mortgage
Association, Discount Notes:
  4.77%, 7/1/99          21,000,000 21,000
,000        4.73%, 8/6/99       6,000,000
5,971,620                4.74%, 8/6/99
6,000,000      5,971,560        4.90%, 8/1
3/99   1,000,000 994,147        4.79%, 8/2
4/99   10,000,000 9,925,450     4.80%, 8/2
4/99   5,000,000 4,964,000      4.75%, 10/
1/99   5,000,000 4,939,306 Student Loan
Marketing Association:
  4.93%, 2/8/99          8,400,000 8,394,469
  5.185%, 7/15/99        5,000,000 5,000,000

     Total U.S. Government Agency
Obligations
     (Cost $152,363,681)        152,363,681

Depository Receipts For U.S. Government
Guaranteed Loans - 0.0%+
Colson Services Corporation Loan Sets: *
  8.25%, 4/01/12         16,230     16,560

     Total Depository Receipts for U.S.
Government
       Guaranteed Loans (Cost $16,560)
16,560

Variable Rate Loans Guaranteed By
Agencies Of The U.S. Government - 12.4%
Rural Electric Coop Grantor Trust
Certificates VRDN,
  5.70%, 12/25/17        40,690,000 40,690
,000

     Total Variable Rate Loans Guaranteed by
       Agencies of the U.S. Government
       (Cost $40,690,000)
40,690,000

State Obligations Collateralized By
Principal
The U.S. Government Securities - 0.6%
Amount Value
New York General Obligation Bonds,
  9.875%, 8/15/18
(Prerefunded 8/15/99 @ 102)     $2,000,000
$2,021,833

     Total State Obligations Collateralized
by
       the U.S. Government Securities
       ( Cost $2,021,833 )
2,021,833

Repurchase Agreements, For Delivery At Cost,
Collateralized By Securities Issued Or
Guaranteed By The U.S. Government - 40.0%
Donaldson, Lufkin & Jenrette Securities,
Inc, 4.90%, dated
  6/30/99, due 7/1/99:
     (Collateral: $20,829,778,
       FFCB, 5.38%, 2/4/02)     19,984,000
19,984,000
  (Collateral: $29,987,230, FHLB,
       5.03%, 4/22/02)   29,122,00029,122,
000
  (Collateral: $19,851,617,
       FNMA, 5.86%, 2/11/04)    19,385,000
19,385,000
  (Collateral: $25,284,167,
       FHLB, 6.60%, 4/28/09)    24,509,000
24,509,000
State Street Bank, 4.85%, dated 6/30/99, due
7/1/99,
  (Collateral: $40,020,745,
       FNMA, 6.08%, 5/10/04)    38,500,000
38,500,000

  Total Repurchase Agreements (Cost
$131,500,000)            131,500,000

  TOTAL INVESTMENTS (Cost $326,592,074) -
99.4%   326,592,074       Other assets and
liabilities, net - 0.6%  1,859,209
       Net Assets - 100.0%
$328,451,283

Net Assets Consist Of:
Paid-in capital applicable to the following
shares of beneficial interest,
  unlimited number of no par value shares
authorized:
  Class O: 229,833,447 shares outstanding
$229,588,175
  Class B: 189,033 shares outstanding
189,033 Class C: 326,285 shares outstanding
326,285 Class T: 84,251,774 shares
outstanding                     84,251,774
Institutional Class: 14,211,613 shares
outstanding              14,211,613 Undist
ributed net investment income (loss)
6,594  Accumulated net realized gain (loss)
on investments           (122,191)

       Net Assets               $328,451,283

Net Asset Value Per Share
Class O (based on net assets of
$229,453,972)              $1.00
Class B (based on net assets of $189,066)
$1.00
Class C (based on net assets of $326,508)
$1.00
Class T (based on net assets of $84,257,491)
$1.00
Institutional Class (based on net assets of
$14,224,246)               $1.00


Abbreviations:
COPs: Certificates of Participation
VRDN: Variable Rate Demand Notes

+ Represents rates in effect at June 30, 1999, after regularly scheduled adjustments on such date. Interest rates adjust monthly and quarterly, generally at the beginning of the month or calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 1999, the prime interest rate was 7.75%.
* Colson Services Corporation is the
collection, and transfer agent for certain of the Fund's U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 1999

Net Investment Income
Investment Income
  Interest income        $6,942,418

Expenses
  Investment advisory fee          354,964
  Transfer agency fees and expenses
266,198
  Distribution plan expenses:
     Class B                 534
     Class C               1,818
     Class T              23,282
  Trustees' fees and expenses       11,823
  Accounting fees         17,592
  Administrative Fees:
     Class O             302,279
     Class B                 133
     Class C                 455
     Class T              23,282
     Institutional Class   5,763
  Custodian fees          15,186
  Registration fees       50,285
  Reports to shareholders           63,873
  Professional fees       13,973
  Miscellaneous           31,944
     Total expenses      1,183,384
     Reimbursement from Advisor:
       Class B           (7,033)
       Class C           (8,102)
       Institutional Class        (14,559)
     Fees paid indirectly         (24,290)
       Net expenses      1,129,400

       Net Investment Income     5,813,018

Realized Gain (Loss) on Investments
Net realized gain (loss) 162,002

       Increase (Decrease) in Net Assets
       Resulting from Operations
$5,975,020

See notes to financial statements.

Statements of Changes in Net Assets


                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $5,813,018$12,181
,953
  Net realized gain (loss)         162,002
(24,011)

     Increase (Decrease) in Net Assets
     Resulting from Operations   5,975,020
12,157,942

Distributions to shareholders from
  Net investment income:
     Class O shares      (4,923,457)(11,79
1,212)
     Class B shares      (1,516)     (912)
     Class C shares      (5,198)   (3,911)
     Class T shares      (366,350)    ----
     Institutional Class shares  (522,877)
(390,877)
       Total distributions      (5,819,398)
(12,186,912)
Capital share transactions:
  Shares sold:
     Class O shares      186,678,468400,22
5,222
     Class B shares      167,258   170,699
     Class C shares      415,151   657,732
     Class T shares      109,400,784  ----
     Institutional Class shares 47,467,118
52,364,180
  Reinvestment of distributions:
     Class O shares      4,759,26411,511,736
     Class B shares        1,482       869
     Class C shares        4,787     3,395
     Class T shares      357,166      ----
     Institutional Class shares    467,956
375,403
  Shares redeemed:
     Class O shares      (208,139,025)(397
,714,517)
     Class B shares      (53,934) (97,341)
     Class C shares      (433,008)(321,772)
     Class T shares      (25,506,176) ----
     Institutional Class shares (53,851,487)
(32,611,557)
       Total capital share transactions
61,735,804     34,564,049

Total Increase (Decrease) in Net Assets
61,891,426     34,535,079

Net Assets
Beginning of period      266,559,857232,02
4,778
End of period (including undistributed net investment income of $6,594 and $12,974, respectively)
$328,451,283 $266,559,857

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Capital Share Activity      1999      1998
Shares sold:
     Class O shares      186,678,468400,22
5,222
     Class B shares      167,258   170,699
     Class C shares      415,151   657,732
     Class T shares      109,400,784  ----
     Institutional Class shares 47,467,118
52,364,180
Reinvestment of distributions:
     Class O shares      4,759,26411,511,736
     Class B shares        1,482       869
     Class C shares        4,787     3,395
     Class T shares      357,166      ----
     Institutional Class shares    467,956
375,403
Shares redeemed:
     Class O shares      (208,139,025)(397
,714,517)
     Class B shares      (53,934) (97,341)
     Class C shares      (433,008)(321,772)
     Class T shares      (25,506,176) ----
     Institutional Class shares (53,851,487)
(32,611,557)
       Total capital share activity
61,735,804     34,564,049

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies
General: The Calvert First Government Money
Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government
Income, is registered under the Investment
Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of another Calvert Group Fund. Class
B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption. Class C shares may be purchased only by exchange from Class
C shares of another Calvert Group Fund.
Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class
O shares are not subject to a Distribution
Plan. Institutional Class shares require a minimum account balance of $1,000,000. They have no front-end or deferred sales charge.
Institutional Class shares are not
subject to a Distribution Plan. Effective
March 1, 1999, the Fund began to offer Class
T shares. Class T shares are sold to
investors with brokerage accounts at The
Advisors Group, Inc. Class T shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed, and are subject to a Distribution Plan.
Security Valuation: Securities are valued at amortized cost which approximates market.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles;
accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next
$400 million, .20% on the next $400 million,
 .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $134,836 was payable at period end.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B, Class C, and
Class T pay an annual rate of .25% and
Institutional Class pays an annual rate of
 .05%, based on their average daily net
assets. Under
the terms of the agreement, $66,384 was
payable at period end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by Class B, C and T shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed
1.0% annually of average daily net assets of Class B and Class C and .25% of average daily net assets of Class T.
Under the terms of the agreement, $18,530 was payable at period end.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received a fee of $116,621 for the six months ended June 30, 1999. Under terms of the agreement, $17,208 was payable at period end. National
Financial Data Services, Inc., is the
transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C -- Investment Activity
The cost of investments owned at June 30,
1999 was substantially the same
for federal income tax and financial
reporting purposes. The table below presents
the net capital loss carryforwards as of
December 31, 1998 with expiration dates:
Capital Loss Carryforwards      Expiration
Dates
  $225,116               12/31/99
  25,746                          12/31/00
  9,320                           12/31/01
  24,001                          12/31/06
Capital loss carryforwards may be utilized
to offset current and future capital gains
until expiration.
For the six months ended June 30, 1999, the
Fund effected transactions with other
Calvert Portfolios, which resulted in net
realized gain on sales of securities of
$162,209. The purchases and sales
transactions, executed at independently
derived prices pursuant to      Rule 17a-7
under the Investment Company Act of 1940, were $0, and $18,076,437, respectively.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
Class O Shares       1999   1998      1997
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.020 .048      .049
Distributions from
  Net investment income(.020)(.048) (.049)
Net asset value, ending$1.00$1.00    $1.00

Total return               2.04%     4.93%
5.00%
Ratios to average net assets:
  Net investment income4.06%(a)4.82% 4.88%
  Total expenses +.85%(a)   .81%      .82%
  Net expenses    .83%(a)   .79%      .80%
Net assets, ending (in thousands) $229,454
$246,019         $232,025
Number of shares outstanding,
  ending (in thousands)229,833246,535232,514



                         Years Ended
             December 31,December 31,Decem
ber 31,
Class O Shares       1996   1995      1994
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.047 .051      .036
Distributions from
  Net investment income(.047)(.051) (.036)
Net asset value, ending$1.00$1.00    $1.00

Total return               4.79%     5.22%
3.66%
Ratios to average net assets:
  Net investment income4.69%5.04%    3.56%
  Total expenses +   .86%   .89%        --
  Net expenses       .85%   .88%      .81%
Net assets, ending (in thousands) $239,420
$241,150         $230,183
Number of shares outstanding,
  ending (in thousands)239,910241,685230,618

Financial Highlights

                         Periods Ended
                         June 30,December
31,
Class B Shares              1999     1998^
Net asset value, beginning           $1.00
$1.00
Income from investment operations
  Net investment income     .014      .027
Distributions from
  Net investment income   (.014)    (.027)
Net asset value, ending    $1.00     $1.00

Total return                         1.43%
2.72%
Ratios to average net assets:
  Net investment income  2.85%(a) 3.28%(a)
  Total expenses +       2.06%(a) 2.02%(a)
  Net expenses           2.00%(a) 2.00%(a)
  Expenses reimbursed    13.17%(a)34.91%(a)
Net assets, ending (in thousands)
$189 $74
Number of shares outstanding,
  ending (in thousands)      189        74



                         Periods Ended
                         June 30,December
31,
Class C Shares              1999    1998^^
Net asset value, beginning           $1.00
$1.00
Income from investment operations
  Net investment income     .014      .020
Distributions from
  Net investment income   (.014)    (.020)
Net asset value, ending    $1.00     $1.00

Total return                         1.43%
2.06%
Ratios to average net assets:
  Net investment income  2.90%(a) 3.35%(a)
  Total expenses +       2.03%(a) 2.02%(a)
  Net expenses           2.00%(a) 2.00%(a)
  Expenses reimbursed    4.46%(a) 6.44%(a)
Net assets, ending (in thousands)
$327 $339
Number of shares outstanding,
  ending (in thousands)      326       339

Financial Highlights


                                Period Ended
                                  June 30,
Class T Shares                    1999^^^^
Net asset value, beginning
$1.00
Income from investment operations
  Net investment income               .012
Distributions from
  Net investment income             (.012)
Net asset value, ending              $1.00

Total return
1.25%
Ratios to average net assets:
  Net investment income           4.00%(a)
  Total expenses +                 .87%(a)
  Net expenses                     .85%(a)
  Expenses reimbursed                 ----
Net assets, ending (in thousands)
$84,257
Number of shares outstanding,
  ending (in thousands)             84,252



                         Periods Ended
                         June 30,December
31,
Institutional Class Shares            1999
1998^^^
Net asset value, beginning           $1.00
$1.00
Income from investment operations
  Net investment income     .023      .015
Distributions from
  Net investment income   (.023)    (.015)
Net asset value, ending    $1.00     $1.00

Total return                         2.27%
1.49%
Ratios to average net assets:
  Net investment income  4.54%(a) 4.95%(a)
  Total expenses +       .37%(a)   .34%(a)
  Net expenses           .36%(a)   .32%(a)
  Expenses reimbursed    .13%(a)   .09%(a)
Net assets, ending (in thousands)
$14,224           $20,128
Number of shares outstanding,
  ending (in thousands)   14,212    20,128


(a)  Annualized
^    From April 1,1998 inception
^^   From June 1, 1998 inception
^^^ From September 16, 1998 inception
^^^^ From March 1, 1999 inception
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

A special meeting of shareholders was
scheduled for February 24, 1999.
There were several proposals voted upon at the meeting. A brief description of each proposal and the number of votes received for, against, and votes to abstain is shown below. All proposals were passed.

Proposal 1 - To elect the Board of Trustees.

Nominees                     For      Agai
nst
Richard L. Baird, Jr.136,049,34411,334,239
Frank H. Blatz, Jr.136,009,73911,373,844
Frederick T. Borts135,594,08011,789,503
Charles E. Diehl134,250,94813,132,635
Douglas E. Feldman135,909,32011,474,263
Peter W. Gavian135,814,05711,569,526
John G. Guffey, Jr.131,980,56015,403,023
Barbara J. Krumsiek135,953,05611,430,527
M. Charito Kruvant136,037,21711,346,366
Arthur J. Pugh136,020,40811,363,175
David R. Rochat135,985,39511,398,188
D. Wayne Silby135,404,11811,979,465

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

  For                    Against   Abstain
Broker Non-Vote
  120,477,369   7,252,18319,112,448541,583

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

  For                    Against   Abstain
  135,551,158   5,167,6766,664,747

Proposal 4 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

  For                    Against   Abstain
  141,021,425   1,526,7114,835,445

Calvert Group and the Year 2000
Plans and Progress


We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format.
Entered as "00," the year 2000 would be
processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert
Group is taking to ensure our systems
perform reliably.

Step One--Assess Systems and Software.
Develop an Action Plan.
In 1997, we identified all systems,
operating platforms and software potentially affected by the millennium bug. These included:

  Calvert Group systems--portfolio trading, sales contact and reporting and internal management reporting transfer agency systems--shareholder
record-keeping and transaction
  processing
  subadvisor systems--investment accounting other third-party data and service systems

We also formed a Y2K task force, led by
Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair
Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize
Contingency Plan.
Testing of transfer agency systems will
continue through 1999 to ensure
these remain compliant and continue to
interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.

Calvert
First
Government
Money
Market
Fund






This report is intended to provide fund
information to
shareholders. It is not authorized for
distribution to
prospective investors unless preceded or accompanied by a prospectus.


  printed on
  recycled paper
  using soy-
  based inks

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814





Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund